Investments - Schedule of Equity Investments Without Readily Determinable Fair Values (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Equity Investments Without Readily Determinable Fair Values [Abstract]
Initial cost	¥ 3,523,212	$ 503,813	¥ 51,523,212
Cumulative unrealized gains	5,302,931	758,309	302,931
Cumulative unrealized losses (including impairment)			(42,000,000)
Total carrying value	¥ 8,826,143	$ 1,262,122	¥ 9,826,143